Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Stockholders Equity [Abstract]
Sale of stock for common stock and pre funded warrants, offering costs			$ 2,095
Sale of stock for Common stock, offering costs	$ 1,148	$ 142